UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Matrix Capital Management
Address:  100 Winter Street
          Waltham, MA. 02154

13 File Number: 28-10217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Gene Hunt
Title:     CFO
Phone:
Signature, Place and Date of Signing:

    Gene Hunt  October 13, 2004


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    229750

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADC TELECOMMUNICATIONS         COMMON STOCK     000886101       65    35740 SH       SOLE                  35740        0        0
D AMERICA MOVIL SR-L ADR         ADRS STOCKS      02364W105    26037   667102 SH       SOLE                 667102        0        0
D ANTHEM INC                     COMMON STOCK     03674B104     5897    67589 SH       SOLE                  67589        0        0
D APOLLO GROUP INC CL A COM      COMMON STOCK     037604105    67472   919617 SH       SOLE                 919617        0        0
D ECHOSTAR COMMUNICATIONS CORP   COMMON STOCK     278762109     4146   133225 SH       SOLE                 133225        0        0
D GOLDEN WEST FINL CORP DEL COM  COMMON STOCK     381317106     7795    70253 SH       SOLE                  70253        0        0
D KINDER MORGAN COM STK          COMMON STOCK     49455P101    17821   283680 SH       SOLE                 283680        0        0
D KINDER MORGAN MANAGE MENT LLC  COMMON STOCK     49455U100     2376    57217 SH       SOLE                  57217        0        0
D PACIFICARE HEALTH SYSTEMS INC  COMMON STOCK     695112102      326     8881 SH       SOLE                   8881        0        0
D SEPRACOR INC COM               COMMON STOCK     817315104     6027   123546 SH       SOLE                 123546        0        0
D SK TELECOM CO LTD AD R (SPONSO ADRS STOCKS      78440P108    11493   590898 SH       SOLE                 590898        0        0
D STRAYER ED INC COM             COMMON STOCK     863236105    46961   408324 SH       SOLE                 408324        0        0
D TEVA PHARMACEUTICAL ADR FOR 10 ADRS STOCKS      881624209     6914   266450 SH       SOLE                 266450        0        0
D UNITEDHEALTH GROUP INC COM STK COMMON STOCK     91324P102    26420   358285 SH       SOLE                 358285        0        0
S REPORT SUMMARY                 14 DATA RECORDS              229750        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED